Accrued Liabilities and Other Liabilities - Schedule of Accrued Liabilities and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accrued liabilities and other current liabilities
Accrued advertising and marketing expense	¥ 1,185,312		¥ 610,331
Tax surcharges and other fees	134,821		134,174
Accrued professional service fees	5,876		4,381
Refund from depositary bank	2,407		2,470
Accrued convertible redeemable preferred shares issuance cost of a subsidiary			3,135
Others	6,187		8,942
Total	1,334,603	$ 209,428	763,433
Non-current
Non-refundable incentive payment from depositary bank	1,733		4,256
Total	¥ 1,336,336		¥ 767,689